STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock-based Compensation Expense by Type of Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Stock-based compensation expense
Total stock-based compensation expense	$ 25,348	$ 33,036	$ 27,542
Total equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	25,246	32,865	27,423
Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	21,759	31,825	23,423
Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	3,487	1,040	4,000
Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	$ 102	$ 171	$ 119